Estimated Fair Values of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivatives, Fair Value [Line Items]
Asset derivatives	¥ 43,412	¥ 61,152
Liability derivatives	(28,178)	(21,547)
Other current assets
Derivatives, Fair Value [Line Items]
Asset derivatives	21,749	18,092
Other asset
Derivatives, Fair Value [Line Items]
Asset derivatives	21,663	43,060
Other current liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	(28,178)	(21,547)
Foreign exchange instruments
Derivatives, Fair Value [Line Items]
Asset derivatives
Liability derivatives	(753)	(114)
Asset derivatives	33,566	57,880
Liability derivatives	(30,067)	(15,598)
Foreign exchange instruments | Other current assets
Derivatives, Fair Value [Line Items]
Asset derivatives
Asset derivatives	22,692	20,174
Foreign exchange instruments | Other asset
Derivatives, Fair Value [Line Items]
Asset derivatives
Asset derivatives	2,316	31,702
Foreign exchange instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	(753)	(114)
Liability derivatives	(21,509)	(9,594)
Interest rate instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	31,834	29,913
Liability derivatives	(20,099)	(32,590)
Interest rate instruments | Other current assets
Derivatives, Fair Value [Line Items]
Asset derivatives	(943)	(2,082)
Interest rate instruments | Other asset
Derivatives, Fair Value [Line Items]
Asset derivatives	19,347	11,358
Interest rate instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	(6,669)	(11,953)
Gross fair value
Derivatives, Fair Value [Line Items]
Asset derivatives	65,400	87,793
Liability derivatives	(50,166)	(48,188)
Netting adjustment
Derivatives, Fair Value [Line Items]
Asset derivatives	(21,988)	(26,641)
Liability derivatives	¥ 21,988	¥ 26,641